Commitments and Contingencies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Loss Contingencies [Line Items]
Operating lease rental expenses	¥ 19.4	$ 3.0	¥ 22.2	¥ 38.2